Revision of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2023
Revision of Previously Issued Financial Statements [Abstract]
Schedule of Impact of the Revision

Impact of the Revision

	As previously reported	Adjustment	As revised
Condensed Unaudited Balance Sheet as of June 30, 2023
Income taxes payable	245,222	(149,000)	96,222
Total current liabilities	4,004,192	(149,000)	3,855,192
Total Liabilities	8,845,123	(149,000)	8,696,123
Accumulated deficit	(8,597,035)	149,000	(8,448,035)
Total Stockholders’ Deficit	(8,596,608)	149,000	(8,447,608)

Statement of Shareholder equity as of June 30, 2023
Accumulated deficit	(8,597,035)	149,000	(8,448,035)
Total Stockholders’ Deficit	(8,596,608)	149,000	(8,447,608)

Condensed Unaudited Statement of Operation
For the three months ended June 30, 2023
Formation and operating costs	709,836	(149,000)	560,836
Loss from operations	(709,836)	149,000	(560,836)
Loss before provision for income taxes	(487,694)	149,000	(338,694)
Net loss	(534,914)	149,000	(385,914)
Basic and diluted weighted average of Class A common stock outstanding	2,441,063
Basic and diluted net loss per share, Class A common stock	(0.08)	0.01	(0.07)
Basic and diluted weighted average Class B common stock outstanding	3,457,807
Basic and diluted net loss per share, Class B common stock	(0.08)	0.01	(0.07)

For the six months ended June 30, 2023
Formation and operating costs	900,007	(149,000)	751,007
Loss from operations	(900,007)	149,000	(751,007)
Loss before provision for income taxes	(478,579)	149,000	(329,579)
Net loss	(567,378)	149,000	(418,378)
Basic and diluted weighted average of Class A common stock outstanding	2,441,063
Basic and diluted net loss per share, Class A common stock	(0.10)	0.03	(0.07)
Basic and diluted weighted average Class B common stock outstanding	3,457,807
Basic and diluted net loss per share, Class B common stock	(0.10)	0.03	(0.07)

Condensed Unaudited Statement of Cash Flows as of June 30, 2023
Net Loss	(567,378)	149,000	(418,378)
Changes in current assets and current liabilities:
Income taxes payable	88,799	(149,000)	(60,201)